PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 161,799	$ 159,960
Accumulated depreciation	(85,049)	(74,409)
Property and equipment, net	76,750	85,551
Depreciation expense	15,600	16,100	$ 14,500
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	126,903	125,886
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34,896	$ 34,074